California High-Yield Municipal Fund
California Intermediate-Term Tax-Free Bond Fund
California Long-Term Tax-Free Fund
California Tax-Free Money Market Fund

January 26, 2012

EXPLANATORY NOTE

On behalf of the California High-Yield Municipal Fund, California Intermediate-Term Tax-Free Bond Fund, California Long-Term Tax-Free Fund and California Tax-Free Money Market Fund, each a series of American Century California Tax-Free and Municipal Funds (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the prospectuses filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on January 5, 2012; such filing (Accession Number 00001437749-12-000157) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

Exhibit – 101.INS	XBRL Instance Document

Exhibit – 101.SCH	XBRL Taxonomy Extension Schema Document

Exhibit – 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Exhibit – 101.LAB	XBRL Taxonomy Extension Label Linkbase Document

Exhibit – 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document